Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) - USD ($)	1 Months Ended
	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024
Short-Term Debt [Line Items]
Convertible promissory note	$ 108,500	$ 100,000	$ 100,000	$ 125,000		$ 100,000	$ 75,000	$ 50,000
Debt conversion price	$ 4.818	$ 4.596	$ 6.258	$ 6.249		$ 20.01	$ 25.737	$ 26.37
Conversion of ordinary shares	22,520	21,758	15,980	20,003	39,741	4,998	2,914	1,896
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Convertible promissory note					$ 50,000
Debt conversion price					$ 7.398
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Convertible promissory note					$ 100,000
Debt conversion price					$ 7.299
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Convertible promissory note					$ 125,000
Debt conversion price					$ 6.483